SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2017
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
17.	SHARE-BASED COMPENSATION

(a)	Option granted by the Company

Option granted to employees

Pursuant to the directors' resolution, the Company adopted Share Incentive Plans in 2005, under which the Company may grant options to purchase up to 4,444,440 ordinary shares of the Company, to its employees, directors, and consultants, subject to vesting requirements. Under the 2005 Share Incentive Plans, there are four schemes of the options granted: Scheme I, Scheme II, Scheme III and Scheme IV, which were granted on February 3, 2005, September 22, 2006, December 5, 2006 and October 5, 2008, respectively. There were no share options granted under Scheme I, Scheme II, Scheme III and Scheme IV outstanding as of December 31, 2017.

On September 13, 2007, the board of directors of CDTV Holding approved the 2008 Stock Incentive Plan, pursuant to which the Company may grant options to purchase up to 1,200,000 ordinary shares to its employees and other eligible people. Under the 2008 Share Incentive Plans, there are four schemes of the options granted: Scheme V, Scheme VI, Scheme VII and Scheme VIII, which were granted on October 5, 2008, June 2, 2009, February 10, 2010 and November 15, 2010, respectively. There were no share options granted under Scheme VII and Scheme VIII outstanding as of December 31, 2017.

On November 19, 2010, the board of directors of CDTV Holding approved the 2010 Stock Incentive Plan, pursuant to which the Company may grant options to purchase up to 3,600,000 ordinary shares to its employees and other eligible people. Under the 2010 Share Incentive Plans, there are four schemes of the options granted: Scheme IX, Scheme X, Scheme XI and Scheme XII, which were granted on November 19, 2010, May 16, 2011, September 30, 2011 and November 19, 2011, respectively. There were no share options granted under Scheme IX and Scheme XI outstanding as of December 31, 2017.

On May 1, 2012, the board of directors of CDTV Holding approved the 2012 Stock Incentive Plan, pursuant to which the Company may grant options to purchase up to 1,200,000 ordinary shares to its employees. Under the 2012 Share Incentive Plans, Scheme XIII was granted on January 8, 2013.

Modification of option plans

On November 19, 2010, the board of directors of CDTV Holding approved that the exercise price of all options which were granted under the 2005 Plan, the 2008 Plan and the 2010 Plan prior to December 23, 2010 (the "Adjusted Options") and remain outstanding as of December 23, 2010 shall be adjusted as follows to reflect the declaration and payment of the special cash dividend.

The per share exercise price of all Adjusted Options with a per share exercise price higher than $2.00 was reduced by $2.00 on December 23, 2010; the per share exercise price of all Adjusted Options with a per share exercise price no more than $2.00 was reduced to $0.01. The board also determined that if any future dividend is declared by the Board of the Company on all ordinary shares of the Company, the per share exercise price of all options granted prior to and outstanding as of the date of record of such dividend shall be reduced by an amount equal to the dividend payable on each ordinary shares, provided that the per share exercise price after adjustment shall not be less than $0.01.

As the Company declared special cash dividends of $0.56, $2.3, $0.5, $0.2 and $1.5 per share, on May 20, 2011, November 12, 2012, April 2, 2014, April 15, 2016 and April 19, 2017, respectively, on the Company's ordinary shares, the per share exercise price of all options granted prior to and remaining outstanding as of the respective record dates, which were June 20, 2011, November 26, 2012, April 14, 2014, April 29, 2016 and June 15, 2017 was reduced by $0.56, $2.3, $0.5, $0.2 and $1.5, respectively, provided that the per share exercise price after adjustment shall not be less than $0.01.

On January 18, 2017, the Company extended the period for the exercise of options held by employees of Beijing Super TV and N-S Digital TV from 30 days after Beijing Super TV and N-S Digital TV ceased to be subsidiaries of the Company to the end of the contractual life of each stock option agreement under the Stock Incentive Plans. Incremental cost of $389 was recorded in loss from operations of discontinued operations for the year ended December 31, 2017 (see Note 3).

Details of the Share Incentive Plans:

Scheme V

Grant date: October 5, 2008
Exercise price per share- original: $7.89
Exercise price per share after modification: $0.83
Expiration date: October 4, 2018
Number of options granted: 406,776

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme VI

Grant date: June 2, 2009
Exercise price per share- original: $9.09
Exercise price per share after modification: $2.03
Expiration date: June 1, 2019
Number of options granted: 357,548

Vesting schedule: (1) 25% of the total number of the option shares on the first anniversary of the grant date and (2) the remaining 75% of the Option Shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following the month in which the first anniversary of the Grant date occurs and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme X

Grant date: May 16, 2011
Exercise price per share- original: $4.90
Exercise price per share after modification: $0.01
Expiration date: May 15, 2021
Number of options granted: 1,600,000

Type I under Scheme X:

Number of options granted: 1,457,000

Vesting schedule: (1) 25% of the total number of option shares on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Type II under Scheme X:

Number of options granted: 143,000

Vesting schedule: The vesting of the options is conditional upon whether the performance of the optionee can meet certain performance targets as of April 1, 2012.

Scheme XII

Grant date: November 19, 2011
Exercise price per share-original: $4.34
Exercise price per share after modification: $0.01
Expiration date: November 18, 2021
Number of options granted: 300,000

Vesting schedule: (1) 25% of the total number of option shares immediately on November 19, 2011; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments, with the first installment vesting on the last day of the month following November 19, 2011 and an additional installment vesting on the last day of each of the 35 months thereafter.

Scheme XIII

Grant date: January 8, 2013
Exercise price per share-original: $1.18
Exercise price per share after modification: $0.01
Expiration date: January 7, 2023
Number of options granted: 1,200,000

Vesting schedule: (1) 25% of the total number of option shares immediately on January 8, 2013; and (2) the remaining 75% of the option shares shall vest in 36 substantially equal monthly installments with the first installment vesting on February 28, 2013 and an additional installment vesting on the last day of each of the 35 months thereafter.

Termination of options

If the grantee ceases to be employed by or ceases to provide services to the Group, (a) the grantee will have until the date that is 30 days after his or her severance date to exercise the options (or portion thereof) to the extent that they were vested on the severance date; (b) the options, to the extent not vested on the severance date, shall terminate on the severance date; (c) the options, to the extent exercisable for the 30-day period following the severance date and not exercised during such period, shall terminate at the close of the business on the last day of the 30-day period.

Option exercise

A summary of stock option activity is as follows:

		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2017*	3,930,974	1.41
Exercised	(3,223,569)	0.56

Options outstanding as of December 31, 2017	707,405	1.02

Options exercisable as of December 31, 2017	707,405	1.02

*
The Company declared a special cash dividend of $1.5 per share on April 19, 2017. The per share exercise price of all options outstanding was reduced by $1.5, provided that the per share exercise price after adjustment shall not be less than $0.01. The weighted average exercise price as of January 1, 2017 and exercise price of 1,332,667 options exercised in the year ended December 31, 2017 was the exercise price prior to such reduction.

The following table summarizes information with respect to share options outstanding at December 31, 2017:

				Weighted-average
	Weighted-average	Number	Number	remaining
	exercise price	outstanding	exercisable	contractual life

Scheme V	0.83	229,468	229,468	0.76 years
Scheme VI	2.03	260,554	260,554	1.42 years
Scheme X	0.01	174,529	174,529	3.38 years
Scheme XII	0.01	35,875	35,875	3.89 years
Scheme XIII	0.01	6,979	6,979	5.02 years

		707,405	707,405

There were no options granted during 2015, 2016 and 2017.

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2017 was both $35. The total intrinsic value of options exercised during the years ended December 31, 2015, 2016 and 2017 was $1,250, $97 and $1,627, respectively.

For the years ended December 31, 2015, 2016 and 2017, the Company recorded the share-based compensation expense of $80, $3 and nil for continuing operations and nil, nil and $389 for discontinued operations, respectively.

There were no share options unvested as of December 31, 2016 and 2017. Total fair value of stock options vested during the years ended December 31, 2015 and 2016 was $299 and $24, respectively.

(b)	Options granted by Cyber Cloud

On January 18, 2012, Cyber Cloud, a majority-owned subsidiary of the Company, approved the Cyber Cloud 2012 Stock Incentive Plan, under which Cyber Cloud granted 551,000 options to its employees. The share option plan has a term of ten years, which will expire on January 17, 2022 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.17 per share.

On January 31, 2013, Cyber Cloud approved the Cyber Cloud 2013 Stock Incentive Plan, under which Cyber Cloud granted 613,000 options to its employees. The share option plan has a term of ten years, which will expire on January 30, 2023 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.16 per share.

On April 1, 2015, Cyber Cloud approved the Cyber Cloud 2015 Stock Incentive Plan, under which Cyber Cloud granted 542,000 options to its employees. The share option plan has a term of ten years, which will expire on March 31, 2025 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $0.16 per share.

On February 16, 2017, Cyber Cloud modified the exercise price of share options granted under 2012, 2013 and 2015 Stock Incentive Plans from RMB1.00 ($0.15) to RMB9.259 ($1.37) and determined that the per share exercise price of all options outstanding would be adjusted accordingly if there is any future change in the capital restructure of Cyber Cloud, such as stock split, new issuance and dividend declaration, etc. Since the benefits of employees were adversely affected by the modification, there was no incremental cost.

On February 16, 2017, Cyber Cloud modified the vesting term of the 2015 Stock Incentive Plan from 48 months to 24 months after the grant date. Incremental cost of $39 was incurred for this modification.

On March 1, 2017, Cyber Cloud approved the Cyber Cloud 2017 Stock Incentive Plan, under which Cyber Cloud granted 323,028 options to its employees. The share option plan has a term of ten years, which will expire on February 28, 2027 unless terminated earlier by its shareholders and board of directors. The exercise price of the options is $1.35 per share.

The following table summarizes the Cyber Cloud’s share option activities with employees:

		Weighted average
	Number of options	exercise price

Options outstanding as of January 1, 2017*	992,000	0.16
Granted	323,028	1.35
Forfeited	(52,656)	1.35

Options outstanding as of December 31, 2017	1,262,372	1.35

Options vested and expected to vest as of December 31, 2017	1,258,877	1.35

Options exercisable as of December 31, 2017	1,085,405	1.35

*	The per share exercise price of all options outstanding was modified from RMB1 to RMB9.259. The weighted average exercise price as of January 1, 2017 was the exercise price prior to such modification.

Management used Binomial model to estimate the fair value of the following options granted in the years ended December 31, 2015 and 2017 on their respective grant date with the following assumptions:

	Expected	Risk-free	Contractual	Expected
	volatility range	interest rate	term	dividends

Options granted under 2015 Stock Incentive Plan	51.00%	1.87%	10 years	-
Options granted under 2017 Stock Incentive Plan	51.00%	3.40%	10 years	-

There were no options granted in 2016.

In calculating the fair value of the options using the Binomial option pricing model, the following major assumptions were used:

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock prices volatility of listed comparable companies over a period comparable to the expected term of the options.

(2)	Risk free interest rate

Risk free interest rate was estimated based on the yield to maturity of government bonds with a maturity period close to the expected term of the options.

(3)	Contractual term

The contractual term of the options was determined and approved by Cyber Cloud’s board of directors.

(4)	Time to vest

Cyber Cloud estimated the time to vest as the weighted average remaining vesting period of the options based on the vesting schedule of the options.

(5)	Dividend yield

The dividend yield was estimated by Cyber Cloud based on its expected dividend policy over the expected term of the options and its historical special cash dividend payments.

(6)	Exercise price

The exercise price of the options was determined and approved by Cyber Cloud's board of directors.

(7)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the grant date was determined based on a retrospective valuation.

Cyber Cloud recorded share-based compensation expense of $40, $19 and $636 for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, total unrecognized compensation expense related to the unvested share options was $171, which is expected to be recognized over a weighted-average period of 0.67 years according to the graded vesting schedule.

(c)	Option granted by Joysee

On February 17, 2012, Joysee, a majority-owned subsidiary of the Company, approved the Joysee 2012 Stock Incentive Plan, under which Joysee granted 520,000 options to its employees. The share option plan has a term of ten years, which will expire on February 16, 2022 unless terminated earlier by its shareholders and board of directors. The options will vest equally in 4 years after the grant date. The exercise price of the options is $0.17 per share. All the share options were forfeited as of December 31, 2015.

For options granted under Joysee's stock incentive plan, Joysee reversed share-based compensation expense of $2 for the year ended December 31, 2015 to reflect the actual forfeiture.

(d)	Immediately vested share-based compensation

On May 11, 2016, the board of directors of Beijing Super TV approved capital injection of RMB33.0 million, representing 9.91% of Beijing Super TV’s equity interests after the capital injection, from certain employees of Beijing Super TV. The consideration of capital injection was lower than its proportion of the fair value of Beijing Super TV as of the date of approval. The difference of RMB25.8 million between proportionate fair value and the consideration paid was recognized as shared-based compensation costs immediately, as there are not any vesting conditions in such arrangement. The share-based compensation costs were included in net income of operations of discontinued operations for the year ended December 31, 2016.

On August 12, 2016, the board of directors of Cyber Cloud approved capital injection of RMB8.4 million, representing 5.0% of Cyber Cloud’s equity interests after the capital injection, from two management members of Cyber Cloud. The consideration of capital injection was lower than its proportion of the fair value of Cyber Cloud as of the date of approval. The difference of RMB6.2 between proportionate fair value and the consideration paid was recognized as shared-based compensation costs immediately, as there are not any vesting conditions in such arrangement.